Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Cryomass Technologies Inc, Cryomass LLC, and CMI, a VIE for which the Company was deemed to be the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation. The Company operates as one segment from its corporate headquarters in Colorado.

Effective December 31, 2021, the Company entered into an asset purchase agreement involving its VIE with Critical Mass Industries, Inc. and John Knapp, the sole shareholder of Critical Mass Industries, Inc., to divest its discontinued operations in cannabis cultivation, where the buyer assumes all assets and liabilities from the Company. Therefore, with regards to both criteria discussed above, the Company no longer has the power to direct activities, absorb losses, or receive benefits from the VIE and as such will no longer consolidate with CMI.

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with GAAP. The consolidated financial statements include the accounts of the Cryomass Technologies Inc, Cryomass LLC, and CMI, a VIE for which the Company was deemed to be the primary beneficiary. All significant intercompany balances and transactions have been eliminated in consolidation. The Company operates as one segment from its corporate headquarters in Colorado.

Effective December 31, 2021, the Company entered into an asset purchase agreement involving its VIE with Critical Mass Industries, Inc. and John Knapp, the sole shareholder of Critical Mass Industries, Inc., to divest its discontinued operations in cannabis cultivation, where the buyer assumes all assets and liabilities from the Company. Therefore, with regards to both criteria discussed above, the Company no longer has the power to direct activities, absorb losses, or receive benefits from the VIE and as such will no longer consolidate with CMI.

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to determining the fair value of the assets acquired and liabilities assumed in acquisition, determining the fair value and potential impairment of inventory, determining the useful lives and potential impairment of long-lived assets and potential impairment of goodwill. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Company’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to determining the fair value of the assets acquired and liabilities assumed in acquisition, determining the fair value and potential impairment of inventory, determining the useful lives and potential impairment of long-lived assets and potential impairment of goodwill. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Reclassifications	Reclassifications Certain items in the consolidated financial statements were reclassified from prior periods for presentation purposes.	Reclassifications Certain items in the consolidated financial statements were reclassified from prior periods for presentation purposes.
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid instruments with maturities of three months or less at the time of issuance to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid instruments with maturities of three months or less at the time of issuance to be cash equivalents.
Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts. Additionally, the company entered into a $3,600,000 loan receivable in conjunction with the disposal of discontinued operations at the end of 2021, which is backed by the assets of the discontinued operations, should the borrower default. Aside from these items, the Company does not believe it is exposed to any unusual credit risk.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts. Additionally, the company entered into a $3,600,000 loan receivable in conjunction with the disposal of discontinued operations, which is backed by the assets of the discontinued operations, should the borrower default. Aside from these items, the Company does not believe it is exposed to any unusual credit risk.

Purchase Accounting for Acquisitions

Purchase Accounting for Acquisitions

We apply the acquisition method of accounting for a business combination. In general, this methodology requires us to record assets acquired and liabilities assumed at their respective fair values at the date of acquisition. Any amount of the purchase price paid that is in excess of the estimated fair value of the net assets acquired is recorded as goodwill. For certain acquisitions, we also record a liability for contingent consideration based on estimated future business performance. We monitor our assumptions surrounding these estimated future cash flows and, if there is a significant change, would record an adjustment to the contingent consideration liability and a corresponding adjustment to either income or expense. We determine fair value using widely accepted valuation techniques, primarily discounted cash flow and market multiple analyses. These types of analyses require us to make assumptions and estimates regarding industry and economic factors, the profitability of future business strategies, discount rates and cash flow.

If actual results are not consistent with our assumptions and estimates, or our assumptions and estimates change due to new information, we may be exposed to an impairment charge in the future. If the contingent consideration paid for any of our acquisitions differs from the amount initially recorded, we would record either income or expense associated with the change in liability.

Purchase Accounting for Acquisitions

We apply the acquisition method of accounting for a business combination. In general, this methodology requires us to record assets acquired and liabilities assumed at their respective fair values at the date of acquisition. Any amount of the purchase price paid that is in excess of the estimated fair value of the net assets acquired is recorded as goodwill. For certain acquisitions, we also record a liability for contingent consideration based on estimated future business performance. We monitor our assumptions surrounding these estimated future cash flows and, if there is a significant change, would record an adjustment to the contingent consideration liability and a corresponding adjustment to either income or expense. We determine fair value using widely accepted valuation techniques, primarily discounted cash flow and market multiple analyses. These types of analyses require us to make assumptions and estimates regarding industry and economic factors, the profitability of future business strategies, discount rates and cash flow.

If actual results are not consistent with our assumptions and estimates, or our assumptions and estimates change due to new information, we may be exposed to an impairment charge in the future. If the contingent consideration paid for any of our acquisitions differs from the amount initially recorded, we would record either income or expense associated with the change in liability.

Variable Interest Entities

Variable Interest Entities

The Company accounts for variable interest entities in accordance with FASB ASC Topic 810, Consolidation. Management evaluates the relationship between the Company and VIEs and the economic benefit flow of the contractual arrangement with the VIEs. Management determines if the Company is the primary beneficiary of a VIE through a qualitative analysis that identifies which variable interest holder has the controlling financial interest in the VIE. The variable interest holder who has both of the following has the controlling financial interest and is the primary beneficiary: (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE. In performing our analysis, we consider all relevant facts and circumstances, including: the design and activities of the VIE, the terms of the contracts the VIE has entered into, the nature of the VIE’s variable interests issued and how they were negotiated with or marketed to potential investors, and which parties participated significantly in the design or redesign of the entity. As a result of such evaluation, management concluded that the Company was the primary beneficiary of CMI and consolidates the financial results of this entity. Effective December 31, 2021, the Company entered into an asset purchase agreement involving its VIE with Critical Mass Industries, Inc. and John Knapp, the sole shareholder of Critical Mass Industries, Inc., to divest its discontinued operations in cannabis cultivation, where the buyer assumes all assets and liabilities from the Company. Therefore, with regards to both criteria discussed above, the Company no longer has the power to direct activities, absorb losses, or receive benefits from the VIE and as such will no longer consolidate with CMI.

Variable Interest Entities

The Company accounts for variable interest entities in accordance with FASB ASC Topic 810, Consolidation. Management evaluates the relationship between the Company and VIEs and the economic benefit flow of the contractual arrangement with the VIEs. Management determines if the Company is the primary beneficiary of a VIE through a qualitative analysis that identifies which variable interest holder has the controlling financial interest in the VIE. The variable interest holder who has both of the following has the controlling financial interest and is the primary beneficiary: (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE. In performing our analysis, we consider all relevant facts and circumstances, including: the design and activities of the VIE, the terms of the contracts the VIE has entered into, the nature of the VIE’s variable interests issued and how they were negotiated with or marketed to potential investors, and which parties participated significantly in the design or redesign of the entity. As a result of such evaluation, management concluded that the Company is the primary beneficiary of CMI and consolidates the financial results of this entity. Effective December 31, 2021, the Company entered into an asset purchase agreement involving its VIE with Critical Mass Industries, Inc. and John Knapp, the sole shareholder of Critical Mass Industries, Inc., to divest its discontinued operations in cannabis cultivation, where the buyer assumes all assets and liabilities from the Company. Therefore, with regards to both criteria discussed above, the Company no longer has the power to direct activities, absorb losses, or receive benefits from the VIE and as such will no longer consolidate with CMI.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable, net is comprised of balances due from customers and are recorded at the invoiced amount. Past due balances are determined based on the contractual terms of the arrangements. Accounts receivable are accrued against when management determines, after considering economic and business conditions and all means of collection efforts have been exhausted and the potential for recovery is considered remote, that the collection of receivables is doubtful.

Accounts Receivable, net

Accounts receivable, net is comprised of balances due from customers and are recorded at the invoiced amount. Past due balances are determined based on the contractual terms of the arrangements. Accounts receivable are accrued against when management determines, after considering economic and business conditions and all means of collection efforts have been exhausted and the potential for recovery is considered remote, that the collection of receivables is doubtful. Accounts receivable amounts, net of allowance for doubtful accounts, were $0 and $606,043 as of December 31, 2021 and 2020, respectively. This includes $0 and $66,043, respectively, related to the VIE. Uncollectible accounts previously recorded as receivables are recognized as bad debt expense, with a corresponding decrease to accounts receivable. Bad debt expense was $541,099 and $188,548 for the years ended December 31, 2021 and 2020, respectively. This amount includes $1,099 and $4,548, respectively, related to the VIE, which is classified as discontinued operations.

Inventory, net

Inventory, net

Inventory, net is comprised of work-in-process and finished goods consisting of cannabis and cannabidiol products. Cost includes expenditures directly related to the manufacturing process as well as suitable portions of related production overheads, based on normal operating capacity. Inventory, net is stated at the lower of cost or net realizable value. The Company compares the cost of inventory with market value and writes down inventories to net realizable value, if lower. In evaluating whether inventories are stated at lower of cost or net realizable value, management considers such factors as inventories on hand, physical deterioration, obsolescence, changes in price levels, estimated time to sell such inventories and current market conditions. Due to changing market conditions, management will periodically conduct a thorough review of its inventory and record a provision for inventory losses if necessary. This is based on the Company’s best estimates of product sales prices and customer demand patterns. It is at least reasonably possible that the estimates used by the Company to determine its provision for inventory losses will be materially different from the actual amounts or results. These differences could result in materially higher than expected inventory provisions, which could have a materially adverse effect on the Company’s results of operations and financial conditions in the near term.

Inventory, net

Inventory, net is comprised of work-in-process and finished goods consisting of cannabis and cannabidiol products. Cost includes expenditures directly related to the manufacturing process as well as suitable portions of related production overheads, based on normal operating capacity. Inventory, net is stated at the lower of cost or net realizable value. The Company compares the cost of inventory with market value and writes down inventories to net realizable value, if lower. In evaluating whether inventories are stated at lower of cost or net realizable value, management considers such factors as inventories on hand, physical deterioration, obsolescence, changes in price levels, estimated time to sell such inventories and current market conditions. Due to changing market conditions, management conducted a thorough review of its inventory. As a result, a provision for inventory losses of $0 and $400,787 was charged against cost of goods sold during the years ended December 31, 2021 and 2020, respectively, due to a write down of inventory to its net realizable value. This was based on the Company’s best estimates of product sales prices and customer demand patterns. It is at least reasonably possible that the estimates used by the Company to determine its provision for inventory losses will be materially different from the actual amounts or results. These differences could result in materially higher than expected inventory provisions, which could have a materially adverse effect on the Company’s results of operations and financial conditions in the near term.

Revenue Recognition

Revenue Recognition

Under FASB Topic 606, Revenue from Contacts with Customers (“ASC 606”), the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which is expected to be received in exchange for those goods or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenues when (or as) the Company satisfies a performance obligation.

Revenue Recognition

Under FASB Topic 606, Revenue from Contacts with Customers (“ASC 606”), the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which is expected to be received in exchange for those goods or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenues when (or as) the Company satisfies a performance obligation.

Discontinued Operations

Discontinued Operations

For the three months ended March 31, 2021, Company’s revenue consisted of sales of cannabis and ancillary products to both retail consumers and wholesale customers. Revenue for retail customers was recognized upon completion of the transaction in the point of sale system and satisfaction of the sale by providing the corresponding inventory at the retail location. Revenue for wholesale customers was recognized upon acceptance of the physical goods and confirmation by acceptance of the inventory in the regulatory marijuana enforcement tracking reporting compliance (“METRC”) system. Revenue was recognized upon transfer of control of promised products to customers, generally as risk of loss passes, in an amount that reflected the consideration the Company expected to receive in exchange for those products. Taxes collected from customers, which was subsequently remitted to governmental authorities, were excluded from revenue.

Retail customer loyalty liabilities were recognized in the period in which they were incurred and were often be retired without being utilized. Shipping and handling costs were expensed as incurred and are included in cost of sales.

The Company operated in a highly regulated environment in which state regulatory approval was required prior to the customer being able to purchase the product, either through the Colorado Marijuana Enforcement Division for wholesale clients or the Colorado Department of Public Health and Environment for medical patients.

Discontinued Operations

The Company’s revenue consists of sales of cannabis and ancillary products to both retail consumers and wholesale customers. Revenue for retail customers is recognized upon completion of the transaction in the point of sale system and satisfaction of the sale by providing the corresponding inventory at the retail location. Revenue for wholesale customers is recognized upon acceptance of the physical goods and confirmation by acceptance of the inventory in the regulatory marijuana enforcement tracking reporting compliance (“METRC”) system. Revenue is recognized upon transfer of control of promised products to customers, generally as risk of loss passes, in an amount that reflects the consideration the Company expects to receive in exchange for those products. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.

Retail customer loyalty liabilities are recognized in the period in which they are incurred and will often be retired without being utilized. Shipping and handling costs are expensed as incurred and are included in cost of sales, which were not material for the years ended December 31, 2021 and 2020.

The Company operates in a highly regulated environment in which state regulatory approval is required prior to the customer being able to purchase the product, either through the Colorado Marijuana Enforcement Division for wholesale clients or the Colorado Department of Public Health and Environment for medical patients.

Expenses

Expenses

Operating Expenses

Operating expenses encompass personnel costs, sales and marketing expenses, research and development expenses, general and administrative expenses, professional and legal fees and depreciation and amortization related to the property and equipment and intangibles acquired through the acquisition of CMI and Cryocann. Personnel costs consist primarily of consulting expense and administrative salaries and wages. Sales and marketing expenses consist primarily of advertising and marketing, and salaries related to sales and marketing employees. General and administrative expenses are comprised of travel expenses, accounting expenses, and board fees. Professional services are principally comprised of outside legal and professional fees.

Discontinued Operations

Cost of Goods Sold, Net of Depreciation and Amortization

Cost of goods sold primarily consisted of allocated salaries and wages of employees directly related with the production process, allocated depreciation and amortization directly related to the production process, cultivation supplies, rent and utilities.

Other Expense, net

Other expense, net consisted of interest expense, other income and (loss) gain on foreign exchange.

Expenses

Operating Expenses

Operating expenses encompass personnel costs, sales and marketing expenses, general and administrative expenses, professional and legal fees and depreciation and amortization related to the property and equipment and intangibles acquired through the acquisition of CMI and Cryocann. Personnel costs consist primarily of consulting expense and administrative salaries and wages. Sales and marketing expenses consist primarily of advertising and marketing, and salaries related to sales and marketing employees. General and administrative expenses are comprised of travel expenses, accounting expenses, and board fees. Professional services are principally comprised of outside legal and professional fees.

Discontinued Operations

Cost of Goods Sold, Net of Depreciation and Amortization

Cost of goods sold primarily consisted of allocated salaries and wages of employees directly related with the production process, allocated depreciation and amortization directly related to the production process, cultivation supplies, rent and utilities.

Other Expense, net

Other expense, net consisted of interest expense, other income and (loss) gain on foreign exchange.

Stock-Based Compensation

Stock-Based Compensation

The fair value of restricted stock units (“RSUs”) granted are measured on the grant date using the closing price of the Company’s common shares on the grant date. For stock options, the Company engages a valuation firm to calculate the grant date fair value of the options issued. The Company accounts for forfeitures as they occur, rather than estimating expected forfeitures over the course of a vesting period. All stock-based compensation costs are recorded in general and administrative expenses in the consolidated statements of operations.

Stock-Based Compensation

The fair value of restricted stock units (“RSUs”) granted are measured on the grant date using the closing price of the Company’s common shares on the grant date. For stock options, the Company engages a valuation firm to calculate the grant date fair value of the options issued. The Company accounts for forfeitures as they occur, rather than estimating expected forfeitures over the course of a vesting period. All stock-based compensation costs are recorded in general and administrative expenses in the consolidated statements of operations.

Property and Equipment, net

Property and Equipment, net

Purchase of property and equipment are recorded at cost. Improvements and replacements of property and equipment are capitalized. Maintenance and repairs that do not improve or extend the lives of property and equipment are charged to expense as incurred. When assets are sold or retired, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reported in the consolidated statements of operations. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Machinery and equipment	5 – 8 years
Leasehold improvements	Shorter of lease term or 15 years

Property and Equipment, net

Purchase of property and equipment are recorded at cost. Improvements and replacements of property and equipment are capitalized. Maintenance and repairs that do not improve or extend the lives of property and equipment are charged to expense as incurred. When assets are sold or retired, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reported in the consolidated statements of operations. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Machinery and equipment	5 – 8 years
Leasehold improvements	Shorter of lease term or 15 years

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price of an acquired entity over the fair value of identifiable tangible and intangible assets acquired and liabilities assumed in a business combination.

Indefinite-lived intangible assets established in connection with business combinations consists of in process research and development. Intangible assets with indefinite lives are recorded at their estimated fair value at the date of acquisition. Once in process research and development is placed in service, it will be amortized over the estimated useful life.

Intangible assets with finite lives are recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives using the straight-line method. Amortization of assets ceases upon designation as held for sale. The estimated useful lives of intangible assets are detailed in the table below:

Estimated Useful Life
Patent	10 years
In process research and development	Indefinite

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price of an acquired entity over the fair value of identifiable tangible and intangible assets acquired and liabilities assumed in a business combination.

Indefinite-lived intangible assets established in connection with business combinations consists of in process research and development. Intangible assets with indefinite lives are recorded at their estimated fair value at the date of acquisition. Once in process research and development is placed in service, it will be amortized over the estimated useful life.

Intangible assets with finite lives are recorded at their estimated fair value at the date of acquisition and are amortized over their estimated useful lives using the straight-line method. Amortization of assets ceases upon designation as held for sale. The estimated useful lives of intangible assets are detailed in the table below:

Estimated Useful Life
Patent	10 years
In process research and development	Indefinite

Impairment of Goodwill and Intangible Assets

Impairment of Goodwill and Intangible Assets

Goodwill

Goodwill is not amortized, but instead is tested annually at December 31 for impairment and upon the occurrence of certain events or substantive changes in circumstances.

We account for the impairment of goodwill under the provisions of Financial Accounting Standards Board (FASB) Accounting Standard Update 2017-04 (“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” and FASB Accounting Standards Codification (ASC) 350-20-35, Intangibles – Goodwill and Other – Goodwill.

The Company performs impairment testing for goodwill by performing the following steps: 1) evaluate the relevant events or circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, 2) if yes to step 1, calculate the fair value of the reporting unit and compare it with its carrying amount, including goodwill, 3) recognize impairment, limited to the total amount of goodwill allocated to that reporting unit, equal to the excess of the carrying value of a reporting unit over its fair value.

Management concluded that there were no events indicative of goodwill impairment during the three months ended March 31, 2022.

Impairment of Goodwill and Intangible Assets

Goodwill

Goodwill is not amortized, but instead is tested annually at December 31 for impairment and upon the occurrence of certain events or substantive changes in circumstances.

We account for the impairment of goodwill under the provisions of Financial Accounting Standards Board (FASB) Accounting Standard Update 2017-04 (“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” and FASB Accounting Standards Codification (ASC) 350-20-35, Intangibles – Goodwill and Other – Goodwill.

The Company performs impairment testing for goodwill by performing the following steps: 1) evaluate the relevant events or circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, 2) if yes to step 1, calculate the fair value of the reporting unit and compare it with its carrying amount, including goodwill, 3) recognize impairment, limited to the total amount of goodwill allocated to that reporting unit, equal to the excess of the carrying value of a reporting unit over its fair value.

During the year ended December 31, 2020, the Company concluded that goodwill resulting from the CMI transaction was impaired, resulting in a $4,663,514 impairment charge included in net loss from discontinued operations.

In accordance with ASC 350, as of December 31, 2021, management concluded that the goodwill resulting from the Cryocann acquisition was not impaired.

Indefinite-Lived Intangible Assets and Intangible Assets Subject to Amortization

Indefinite-Lived Intangible Assets and Intangible Assets Subject to Amortization

Indefinite-lived intangible assets and intangible assets subject to amortization are not amortized, but instead are tested annually at December 31 for impairment and upon the occurrence of certain events or substantive changes in circumstances.

We account for the impairment of indefinite-lived intangible assets under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 350-30-35, Intangibles – Goodwill and Other – General Intangibles Other Than Goodwill. Following this guidance, the Company compares the estimated fair value of the indefinite-lived intangible assets to its carrying value. If the carrying value exceeds the fair value, the Company recognizes impairment equal to that excess.

We account for the impairment of intangible assets subject to amortization under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 360-10-35, Property, Plant, and Equipment. Following this guidance, the Company compares the estimated fair value of the intangible assets subject to amortization to its carrying value. If the carrying value exceeds the fair value, the Company recognizes impairment equal to that excess.

Management concluded that there were no events indicative of identifiable intangible asset impairment during the three months ended March 31, 2022.

Indefinite-Lived Intangible Assets and Intangible Assets Subject to Amortization

Indefinite-lived intangible assets and intangible assets subject to amortization are not amortized, but instead are tested annually at December 31 for impairment and upon the occurrence of certain events or substantive changes in circumstances.

We account for the impairment of indefinite-lived intangible assets under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 350-30-35, Intangibles – Goodwill and Other – General Intangibles Other Than Goodwill. Following this guidance, the Company compares the estimated fair value of the indefinite-lived intangible assets to its carrying value. If the carrying value exceeds the fair value, the Company recognizes impairment equal to that excess.

We account for the impairment of intangible assets subject to amortization under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 360-10-35, Property, Plant, and Equipment. Following this guidance, the Company compares the estimated fair value of the intangible assets subject to amortization to its carrying value. If the carrying value exceeds the fair value, the Company recognizes impairment equal to that excess.

During the year ended December 31, 2020, the Company concluded that intangible assets resulting from the CMI transaction were impaired, resulting in an impairment charge of $316,218, which is included in net loss from discontinued operations.

As of December 31, 2021, management concluded that identifiable intangible assets resulting from the Cryocann transaction were not impaired.

Contingencies

Contingencies

An initial right-of-use (“ROU”) asset and corresponding liability of $1,411,461 was recognized upon the CMI Transaction. The Company adopted ASU Topic 842 January 1, 2019, but had no reportable operating leases at that point in time. As of December 31, 2021, our ROU assets and liabilities associated with CMI were no longer included on the consolidated balance sheets.

Income Taxes

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is likely that the deferred tax assets will not be realized. We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date. In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is likely that the deferred tax assets will not be realized. We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date. In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.

●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values reported in the consolidated balance sheets for cash, prepaid expenses, inventories, accounts payable, and notes payable approximate fair values because of the immediate or short-term maturities of these financial instruments. There were no other assets or liabilities that require fair value to be recalculated on a recurring basis.

The fair value of beneficial conversion features associated with convertible notes and the fair value of warrants are calculated utilizing level 2 inputs.

When multiple instruments are issued in a single transaction, the total proceeds from the transaction should be allocated among the individual freestanding instruments identified. The allocation occurs after identifying (1) all the freestanding instruments and (2) the subsequent measurement basis for those instruments. The subsequent measurement basis helps inform how the proceeds should be allocated. After the proceeds are allocated to the freestanding instruments, those instruments should be further evaluated for embedded features that may need to be bifurcated or separated.

If debt or stock is issued with detachable warrants, the guidance in ASC 470-20-25-2 (applied by analogy to stock) requires that the proceeds be allocated to the two instruments based on their relative fair values. This method is generally appropriate if debt or stock is issued with any other freestanding instrument that is classified in equity (such as a detachable forward contract) or as a liability but not subject to subsequent fair value accounting.

Given that our convertible notes and common stock that were issued with warrants are both not subject to subsequent fair value accounting treatment, Management determined the relative fair value method shall be used for allocating the proceeds of the transaction. Under the relative fair value method, the instrument being analyzed is allocated a portion of the proceeds based on its fair value to the sum of the fair value of all the instruments covered int the allocation. Management additionally evaluates the facts and circumstances to determine whether the principal balance of convertible notes approximate their fair value, which we have concluded for all convertible notes issued.

Fair Value Measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.

●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values reported in the consolidated balance sheets for cash, prepaid expenses, inventories, accounts payable, notes payable, and taxes payable approximate fair values because of the immediate or short-term maturities of these financial instruments. There were no other assets or liabilities that require fair value to be recalculated on a recurring basis.

The fair value of beneficial conversion features associated with convertible notes and the fair value of warrants are calculated utilizing level 2 inputs.

When multiple instruments are issued in a single transaction, the total proceeds from the transaction should be allocated among the individual freestanding instruments identified. In this case, there were warrants issued in conjunction with convertible notes of $4.9 million and $250K and the sale of common stock through subscription agreements for $679K and $10.3 million. The allocation occurs after identifying (1) all the freestanding instruments and (2) the subsequent measurement basis for those instruments. The subsequent measurement basis helps inform how the proceeds should be allocated. After the proceeds are allocated to the freestanding instruments, those instruments should be further evaluated for embedded features that may need to be bifurcated or separated.

If debt or stock is issued with detachable warrants, the guidance in ASC 470-20-25-2 (applied by analogy to stock) requires that the proceeds be allocated to the two instruments based on their relative fair values. This method is generally appropriate if debt or stock is issued with any other freestanding instrument that is classified in equity (such as a detachable forward contract) or as a liability but not subject to subsequent fair value accounting.

Given that the convertible notes and common stock that were issued with warrants are both not subject to subsequent fair value accounting treatment, Management determined the relative fair value method shall be used for allocating the proceeds of the transaction. Under the relative fair value method, the instrument being analyzed is allocated a portion of the proceeds based on its fair value to the sum of the fair value of all the instruments covered int the allocation.

Management additionally evaluated the facts and circumstances to determine whether the principal balance of the Notes ($4.9 million and $250K) approximated their fair value. The Notes were issued entirely to unrelated third parties which were deemed to be arm’s length transactions. In addition, the comparable interest rates for loans of similar companies as of the date of the Note issuances range from 10-15% given the liquidity concerns of the Company. The term of the Notes issued range from 8-15 months, which would support the conclusion that the principal balance approximates their fair value given the short-term maturities of each Note. Finally, the Warrants issued in connection with the Notes were included akin to a “sweetener” in the offering as opposed to compensation for adjusting the interest rate or other key terms within the Convertible Term Loan Agreements. As such, the Company concluded that the principal balance of the Notes approximated their fair value.

The Warrants were initially measured at fair value and subsequent fair value measurement is not required as long as the instrument continues to be classified in equity. The proceeds from each transaction were allocated between the Notes and Warrants as well as common stock and Warrants based on the relative fair value method.

Warrants issued in connection with cash provided for common shares, and not convertible notes, during the fourth quarter of 2021 also followed the same fair value assessment and treatment as noted above.

Net Loss per Share

Net Loss per Share

The Company follows ASC 260, Earnings Per Share, which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the income statement for all entities with complex capital structures. Net earnings or loss per share is computed by dividing net income or loss by the weighted-average number of common shares outstanding during the period, excluding shares subject to redemption or forfeiture. The Company presents basic and diluted net earnings or loss per share. Diluted net earnings or loss per share reflect the actual weighted average of common shares issued and outstanding during the period, adjusted for potentially dilutive securities outstanding. Potentially dilutive securities are excluded from the computation of the diluted net loss per share if their inclusion would be anti-dilutive. There were 1,933,982 unvested RSU’s considered potentially dilutive securities outstanding as of March 31, 2022 and 2,050,000 unvested RSU’s considered potentially dilutive securities outstanding as of March 31, 2021. Diluted net loss per share is the same as basic net loss per share for each period.

Net Loss per Share

The Company follows ASC 260, Earnings Per Share, which requires presentation of basic and diluted earnings per share (“EPS”) on the face of the income statement for all entities with complex capital structures. Net earnings or loss per share is computed by dividing net income or loss by the weighted-average number of common shares outstanding during the period, excluding shares subject to redemption or forfeiture. The Company presents basic and diluted net earnings or loss per share. Diluted net earnings or loss per share reflect the actual weighted average of common shares issued and outstanding during the period, adjusted for potentially dilutive securities outstanding. Potentially dilutive securities are excluded from the computation of the diluted net loss per share if their inclusion would be anti-dilutive. There were 2,200,003 unvested RSU’s considered potentially dilutive securities outstanding as of December 31, 2021 and 2,453,172 unvested RSU’s considered potentially dilutive securities outstanding as of December 31, 2020. Diluted net loss per share is the same as basic net loss per share for each period.

Assets and Liabilities of Discontinued Operations Held for Sale

Assets and Liabilities of Discontinued Operations Held for Sale

Assets and liabilities are classified as held for sale when all of the following criteria for a plan of sale have been met: (1) management, having the authority to approve the action, commits to a plan to sell the assets; (2) the assets are available for immediate sale, in their present condition, subject only to terms that are usual and customary for sales of such assets; (3) an active program to locate a buyer and other actions required to complete the plan to sell the assets have been initiated; (4) the sale of the assets is probable and is expected to be completed within one year; (5) the assets are being actively marketed for a price that is reasonable in relation to their current fair value; and (6) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or the plan will be withdrawn. When all of these criteria have been met, the assets (and liabilities) are classified as held for sale in the balance sheet. Assets classified as held for sale are reported at the lower of their carrying value or fair value less costs to sell. Depreciation of assets ceases upon designation as held for sale.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock. The accounting model for beneficial conversion features is removed. The ASU is effective for smaller reporting companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company determined that this update will impact its financial statements.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock. The accounting model for beneficial conversion features is removed. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company determined that this update will impact its financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 removes certain disclosures, modifies certain disclosures and adds additional disclosures. The ASU is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. Early adoption is permitted. The Company has evaluated that this update will not have a material impact on its financial statements and related disclosures.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (ASC 350), which simplifies the test for goodwill impairment. The ASU is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. Early adoption is permitted. The Company adopted this new standard on January 1, 2020.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (ASC 842). In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases (ASU 2018- 10), which provides narrow amendments to clarify how to apply certain aspects of the new lease standard, and ASU No. 2018-11, Leases (Topic 842)-Targeted Improvements (ASU 2018-11), which addressed implementation issues related to the new lease standard. Under ASC 842, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The standard also requires disclosures to help investors and other financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. ASU 2016-02 was effective for annual reporting periods beginning after December 15, 2018 and interim periods within that reporting period. The Company adopted ASC 842 on January 1, 2019 and used the modified retrospective approach with the effective date as the date of initial application. Prior period results continue to be presented under ASC 840 based on the accounting standards originally in effect for such periods.